Pioneer High Yield Fund

Schedule of Investments | July 31, 2021

Ticker Symbols: Class A TAHYX Class C PYICX Class R TYHRX Class Y TYHYX

	Shares		Value
		UNAFFILIATED ISSUERS - 97.0%
		COMMON STOCKS - 0.4% of Net Assets
		Energy Equipment & Services - 0.4%
	82,479(a)	FTS International, Inc.	$1,611,639
	29,249^(a)	Superior Energy Services, Inc.	928,656
		Total Energy Equipment & Services	$2,540,295
		Oil, Gas & Consumable Fuels - 0.0%†
	23(a)	Amplify Energy Corp.	$76
	6,967,063^(a)	Ascent CNR Corp.	209,012
		Total Oil, Gas & Consumable Fuels	$209,088
		TOTAL COMMON STOCKS
		(Cost $2,970,818)	$2,749,383
		CONVERTIBLE PREFERRED STOCK - 0.4% of Net Assets
		Banks - 0.4%
	1,561(b)	Wells Fargo & Co., 7.5%	$2,361,028
		Total Banks	$2,361,028
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $1,767,833)	$2,361,028
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATION - 0.0%† of Net Assets
	201,296	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	$131,302

		TOTAL COLLATERALIZED MORTGAGE OBLIGATION
		(Cost $196,220)	$131,302
		CONVERTIBLE CORPORATE BONDS - 4.5% of Net Assets
		Airlines - 0.8%
	1,437,000	Air Canada, 4.0%, 7/1/25	$2,192,090
	2,986,000	Spirit Airlines, Inc., 1.0%, 5/15/26	2,793,702
		Total Airlines	$4,985,792
		Biotechnology - 0.3%
	730,000	Insmed, Inc., 0.75%, 6/1/28	$740,950
	1,244,000	Insmed, Inc., 1.75%, 1/15/25	1,247,110
		Total Biotechnology	$1,988,060
		Commercial Services - 0.0%†
	50	Macquarie Infrastructure Corp., 2.0%, 10/1/23	$50
		Total Commercial Services	$50
		Energy-Alternate Sources - 0.4%
	2,600,000(c)	Enphase Energy, Inc., 3/1/28 (144A)	$2,628,600
		Total Energy-Alternate Sources	$2,628,600
		Entertainment - 0.5%
	1,974,000(c)	DraftKings, Inc., 3/15/28 (144A)	$1,730,211
	1,369,000	IMAX Corp., 0.5%, 4/1/26 (144A)	1,268,105
		Total Entertainment	$2,998,316
		Healthcare-Products - 0.3%
	1,775,000	Integra LifeSciences Holdings Corp., 0.5%, 8/15/25	$2,016,932
		Total Healthcare-Products	$2,016,932
		Media - 0.2%
	1,596,000	DISH Network Corp., 3.375%, 8/15/26	$1,635,900
		Total Media	$1,635,900
		Mining - 0.3%
	1,695,000	Ivanhoe Mines, Ltd., 2.5%, 4/15/26 (144A)	$2,119,515
		Total Mining	$2,119,515
		Pharmaceuticals - 0.5%
	2,035,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$2,349,556
	2,122,000	Tricida, Inc., 3.5%, 5/15/27	814,636
		Total Pharmaceuticals	$3,164,192
		REIT - 0.2%
	971,000	Summit Hotel Properties, Inc., 1.5%, 2/15/26	$987,992
		Total REIT	$987,992
		Software - 1.0%
	2,230,000	Bentley Systems, Inc., 0.375%, 7/1/27 (144A)	$2,232,230
	1,610,000	Ceridian HCM Holding, Inc., 0.25%, 3/15/26 (144A)	1,636,887
	1,085,000(c)	Everbridge, Inc., 3/15/26 (144A)	1,127,722
	1,450,000	Verint Systems, Inc., 0.25%, 4/15/26 (144A)	1,397,165
		Total Software	$6,394,004
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $28,361,389)	$28,919,353
		CORPORATE BONDS - 85.6% of Net Assets
		Advertising - 2.1%
	300,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$314,625
	2,400,000	Clear Channel Outdoor Holdings, Inc., 7.5%, 6/1/29 (144A)	2,487,840
	1,430,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	1,491,233
	990,000	Lamar Media Corp., 3.625%, 1/15/31 (144A)	977,625
	5,857,000(d)	MDC Partners, Inc., 7.5%, 5/1/24 (144A)	5,964,183
	1,080,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	1,085,400
	Principal Amount USD ($)		Value
		Advertising - (continued)
	975,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	$1,034,436
		Total Advertising	$13,355,342
		Airlines - 0.8%
	450,000	Air Canada, 3.875%, 8/15/26 (144A)	$450,117
	955,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.5%, 4/20/26 (144A)	999,169
	795,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	857,757
	2,036,000	Delta Air Lines, Inc., 3.75%, 10/28/29	2,017,452
	415,000	United Airlines, Inc., 4.375%, 4/15/26 (144A)	426,985
	415,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	428,156
		Total Airlines	$5,179,636
		Auto Manufacturers - 3.3%
	2,345,000	Allison Transmission, Inc., 3.75%, 1/30/31 (144A)	$2,333,275
	1,480,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,545,111
	1,900,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,968,875
	730,000	Ford Motor Credit Co. LLC, 4.0%, 11/13/30	771,062
	3,110,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	3,327,700
	3,095,000	Ford Motor Credit Co. LLC, 4.134%, 8/4/25	3,311,031
	1,635,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	1,775,847
	1,825,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29	2,066,338
	4,221,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	4,447,879
		Total Auto Manufacturers	$21,547,118
		Auto Parts & Equipment - 1.3%
	4,585,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$4,738,070
	3,198,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	3,442,200
		Total Auto Parts & Equipment	$8,180,270
		Banks - 0.4%
	250,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	$242,812
	1,896,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	1,938,660
	736,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	763,600
		Total Banks	$2,945,072
		Biotechnology - 0.2%
	1,235,000	HCRX Investments Holdco LP, 4.5%, 8/1/29 (144A)	$1,259,700
		Total Biotechnology	$1,259,700
		Building Materials - 2.6%
	1,110,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$1,133,599
	270,000	Builders FirstSource, Inc., 5.0%, 3/1/30 (144A)	287,212
	2,281,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	2,440,670
	3,035,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	3,232,275
	1,420,000	CP Atlas Buyer, Inc., 7.0%, 12/1/28 (144A)	1,465,483
	1,217,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	1,247,425
	3,599,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	3,913,912
	203,000	Summit Materials LLC/Summit Materials Finance Corp., 5.125%, 6/1/25 (144A)	204,965
	130,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	137,963
	2,918,000	Summit Materials LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	3,060,865
		Total Building Materials	$17,124,369
		Chemicals - 2.7%
	2,860,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$2,917,999
	1,480,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	1,591,000
	1,040,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (144A)	1,066,000
	2,328,000	OCI NV, 4.625%, 10/15/25 (144A)	2,406,570
	627,000	OCI NV, 5.25%, 11/1/24 (144A)	643,835
	1,976,000	Olin Corp., 5.0%, 2/1/30	2,116,790
	2,880,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	2,930,400
	2,505,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	2,545,706
	1,218,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	1,289,557
		Total Chemicals	$17,507,857
		Coal - 0.4%
	2,500,000	SunCoke Energy, Inc., 4.875%, 6/30/29 (144A)	$2,521,925
		Total Coal	$2,521,925
		Commercial Services - 6.0%
	590,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.0%, 6/1/29 (144A)	$590,738
	1,410,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	1,492,837
	3,405,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	3,732,220
	700,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	700,000
	1,025,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,028,844
	1,924,000	APX Group, Inc., 5.75%, 7/15/29 (144A)	1,931,734
	1,710,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	1,812,600
	2,030,000	Brink’s Co., 5.5%, 7/15/25 (144A)	2,134,038
	3,855,000	CoreLogic, Inc., 4.5%, 5/1/28 (144A)	3,840,544
	295,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	296,097
	3,876,000	Garda World Security Corp., 6.0%, 6/1/29 (144A)	3,793,635
	3,008,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	3,278,720
	1,050,000	Gartner, Inc., 3.625%, 6/15/29 (144A)	1,074,938
	1,470,000	NESCO Holdings II, Inc., 5.5%, 4/15/29 (144A)	1,516,930
	Principal Amount USD ($)		Value
		Commercial Services - (continued)
	800,000	Nielsen Finance LLC/Nielsen Finance Co., 4.5%, 7/15/29 (144A)	$805,996
	805,000	Nielsen Finance LLC/Nielsen Finance Co., 4.75%, 7/15/31 (144A)	811,903
	975,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	1,042,031
	1,870,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	2,047,650
	4,165,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,346,802
	2,279,000	Sotheby’s, 7.375%, 10/15/27 (144A)	2,434,314
	585,000	United Rentals, Inc., 3.75%, 1/15/32	585,000
		Total Commercial Services	$39,297,571
		Computers - 1.2%
	330,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$336,308
	2,605,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	2,862,244
	2,070,000	KBR, Inc., 4.75%, 9/30/28 (144A)	2,090,700
	1,275,000	NCR Corp., 5.0%, 10/1/28 (144A)	1,313,250
	635,000	NCR Corp., 5.25%, 10/1/30 (144A)	668,338
	290,000	NCR Corp., 8.125%, 4/15/25 (144A)	315,012
		Total Computers	$7,585,852
		Cosmetics/Personal Care - 0.5%
	3,080,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$3,261,320
		Total Cosmetics/Personal Care	$3,261,320
		Diversified Financial Services - 3.6%
	2,360,000	Alliance Data Systems Corp., 4.75%, 12/15/24 (144A)	$2,421,667
	3,261,284(e)	Avation Capital SA, 8.25% (8.25% PIK 9.00% cash), 10/31/26 (144A)	2,657,946
	3,425,466(e)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK 6.50% cash), 9/15/24 (144A)	3,442,593
	1,790,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.0%, 8/15/28 (144A)	1,825,800
	1,275,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	1,295,719
	1,985,000	OneMain Finance Corp., 3.5%, 1/15/27	2,019,737
	3,538,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,608,760
	1,965,000	United Wholesale Mortgage LLC, 5.5%, 4/15/29 (144A)	1,950,263
	3,806,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	4,132,555
		Total Diversified Financial Services	$23,355,040
		Electric - 2.4%
	875,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$862,969
	875,000	Calpine Corp., 5.0%, 2/1/31 (144A)	883,750
	1,133,000	Calpine Corp., 5.25%, 6/1/26 (144A)	1,165,698
	1,640,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	1,640,000
	940,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	958,800
	915,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	910,425
	1,315,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	1,324,862
	210,267	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	224,978
	2,830,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	2,581,866
	1,402,000	Talen Energy Supply LLC, 10.5%, 1/15/26 (144A)	932,330
	1,075,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	1,101,875
	2,852,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	2,958,950
		Total Electric	$15,546,503
		Electrical Components & Equipment - 0.7%
	1,800,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$1,849,500
	1,390,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	1,494,236
	965,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	1,075,107
		Total Electrical Components & Equipment	$4,418,843
		Electronics - 0.4%
	940,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$961,150
	795,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	800,962
	615,000	TTM Technologies, Inc., 4.0%, 3/1/29 (144A)	618,844
		Total Electronics	$2,380,956
		Energy-Alternate Sources - 0.5%
	475,000	Atlantica Sustainable Infrastructure Plc, 4.125%, 6/15/28 (144A)	$492,812
	2,570,000	Renewable Energy Group, Inc., 5.875%, 6/1/28 (144A)	2,679,225
		Total Energy-Alternate Sources	$3,172,037
		Engineering & Construction - 1.8%
	1,125,000	Arcosa, Inc., 4.375%, 4/15/29 (144A)	$1,150,312
	2,556,000	Dycom Industries, Inc., 4.5%, 4/15/29 (144A)	2,587,950
	5,175,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	5,699,435
	1,991,000	TopBuild Corp., 3.625%, 3/15/29 (144A)	1,991,597
		Total Engineering & Construction	$11,429,294
		Entertainment - 2.6%
	740,000	Boyne USA, Inc., 4.75%, 5/15/29 (144A)	$763,125
	3,536,000	Caesars Entertainment, Inc., 8.125%, 7/1/27 (144A)	3,888,469
	942,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)	958,485
	2,030,000	Lions Gate Capital Holdings LLC, 5.5%, 4/15/29 (144A)	2,078,111
	3,110,000	Mohegan Gaming & Entertainment, 8.0%, 2/1/26 (144A)	3,238,008
	1,580,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	1,771,780
	3,958,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	4,200,467
		Total Entertainment	$16,898,445
		Environmental Control - 0.4%
	875,000	GFL Environmental, Inc., 4.0%, 8/1/28 (144A)	$864,706
	Principal Amount USD ($)		Value
		Environmental Control - (continued)
	1,781,000	Tervita Corp., 11.0%, 12/1/25 (144A)	$2,043,697
		Total Environmental Control	$2,908,403
		Food - 1.8%
	4,870,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$5,010,938
	4,750,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29 (144A)	4,795,600
	1,835,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	1,871,700
		Total Food	$11,678,238
		Forest Products & Paper - 1.6%
	1,318,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$1,332,761
	4,605,000	Mercer International, Inc., 5.125%, 2/1/29	4,691,344
	3,858,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	4,091,872
		Total Forest Products & Paper	$10,115,977
		Healthcare-Services - 1.7%
	1,060,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$1,054,700
	1,960,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	2,103,786
	4,328,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	4,717,520
	690,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	717,600
	2,287,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	2,483,339
		Total Healthcare-Services	$11,076,945
		Home Builders - 2.7%
	3,790,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$3,908,400
	1,405,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	1,536,789
	1,877,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 6.25%, 9/15/27 (144A)	1,982,206
	3,380,000	KB Home, 4.0%, 6/15/31	3,515,200
	3,165,000	M/I Homes, Inc., 4.95%, 2/1/28	3,316,920
	2,963,000	Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (144A)	3,343,745
		Total Home Builders	$17,603,260
		Household Products/Wares - 0.4%
	870,000	Central Garden & Pet Co., 4.125%, 4/30/31 (144A)	$887,400
	1,360,000	Spectrum Brands, Inc., 5.5%, 7/15/30 (144A)	1,472,200
		Total Household Products/Wares	$2,359,600
		Housewares - 0.3%
	2,105,000	Scotts Miracle-Gro Co., 4.0%, 4/1/31 (144A)	$2,115,357
		Total Housewares	$2,115,357
		Internet - 0.4%
	2,161,000	Netflix, Inc., 5.375%, 11/15/29 (144A)	$2,666,134
		Total Internet	$2,666,134
		Iron & Steel - 1.9%
	1,474,000	Carpenter Technology Corp., 6.375%, 7/15/28	$1,620,394
	4,993,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	5,386,199
	192,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	224,400
	794,000	Commercial Metals Co., 3.875%, 2/15/31	797,970
	1,230,000	Commercial Metals Co., 5.375%, 7/15/27	1,291,032
	2,985,000	TMS International Corp., 6.25%, 4/15/29 (144A)	3,129,996
		Total Iron & Steel	$12,449,991
		Leisure Time - 1.9%
	365,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$385,531
EUR	475,000	Carnival Corp., 7.625%, 3/1/26 (144A)	611,817
	500,000	Carnival Corp., 10.5%, 2/1/26 (144A)	572,490
	2,130,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	2,145,975
	585,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	590,850
	2,250,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	2,447,168
	1,191,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	1,363,695
	2,978,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	2,829,100
	1,165,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	1,165,000
		Total Leisure Time	$12,111,626
		Lodging - 1.0%
	1,215,000	Boyd Gaming Corp., 4.75%, 6/15/31 (144A)	$1,257,045
	1,810,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.0%, 6/1/29 (144A)	1,826,326
	1,965,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	1,974,825
	1,270,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	1,417,637
		Total Lodging	$6,475,833
		Machinery-Construction & Mining- 0.2%
	1,535,000	Terex Corp., 5.0%, 5/15/29 (144A)	$1,590,644
		Total Machinery-Construction & Mining	$1,590,644
		Media - 3.9%
	1,140,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 6/1/33 (144A)	$1,186,740
	2,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.0%, 2/1/28 (144A)	2,401,683
	2,869,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	3,001,691
	200,000	CSC Holdings LLC, 5.0%, 11/15/31 (144A)	201,330
	2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	2,112,660
	1,040,000	CSC Holdings LLC, 5.75%, 1/15/30 (144A)	1,083,878
	2,672,000	CSC Holdings LLC, 7.5%, 4/1/28 (144A)	2,914,203
	1,754,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	695,023
	Principal Amount USD ($)		Value
		Media - (continued)
	5,620,000	Mav Acquisition Corp., 8.0%, 8/1/29 (144A)	$5,500,575
	1,135,000	News Corp., 3.875%, 5/15/29 (144A)	1,155,396
	2,775,000	Sirius XM Radio, Inc., 4.0%, 7/15/28 (144A)	2,861,719
	2,512,000	Summer BC Bidco B LLC, 5.5%, 10/31/26 (144A)	2,549,680
		Total Media	$25,664,578
		Metal Fabricate/Hardware - 0.5%
	2,955,000	TriMas Corp., 4.125%, 4/15/29 (144A)	$2,999,325
		Total Metal Fabricate/Hardware	$2,999,325
		Mining - 1.8%
	2,025,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$1,965,566
	625,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	652,250
	1,680,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	1,820,700
	730,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	743,688
	2,238,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	2,299,545
	1,023,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	1,130,415
	600,000	Novelis Corp., 3.25%, 11/15/26 (144A)	609,000
	900,000	Novelis Corp., 3.875%, 8/15/31 (144A)	909,216
	1,840,000	Novelis Corp., 5.875%, 9/30/26 (144A)	1,906,608
		Total Mining	$12,036,988
		Miscellaneous Manufacturers - 0.4%
	1,545,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$1,602,937
	1,095,000	Hillenbrand, Inc., 3.75%, 3/1/31	1,114,152
		Total Miscellaneous Manufacturers	$2,717,089
		Oil & Gas - 7.7%
	2,066,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$2,210,012
	1,770,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	1,743,450
	4,700,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	4,700,000
	3,435,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	3,684,175
	780,000	EQT Corp., 3.125%, 5/15/26 (144A)	802,386
	810,000	EQT Corp., 3.625%, 5/15/31 (144A)	857,952
	1,375,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	1,431,719
	2,820,000	Indigo Natural Resources LLC, 5.375%, 2/1/29 (144A)	2,939,850
	2,535,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	2,617,387
	1,245,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,306,341
	3,259,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	3,311,959
	3,320,000	Occidental Petroleum Corp., 4.4%, 4/15/46	3,257,152
	665,000	Occidental Petroleum Corp., 5.5%, 12/1/25	731,500
	1,790,000	Parkland Corp., 5.875%, 7/15/27 (144A)	1,908,588
	2,172,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28	1,134,414
	903,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	828,502
	1,775,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	1,823,813
	1,628,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,224,793
	1,635,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	1,675,875
	4,573,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	4,526,676
	1,837,944	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	1,732,262
	2,240,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	2,335,200
	3,240,000	Vine Energy Holdings LLC, 6.75%, 4/15/29 (144A)	3,377,700
		Total Oil & Gas	$50,161,706
		Oil & Gas Services - 0.5%
	1,448,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	$1,274,240
	1,945,000	TechnipFMC Plc, 6.5%, 2/1/26 (144A)	2,084,271
		Total Oil & Gas Services	$3,358,511
		Packaging & Containers - 1.9%
	4,453,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	$5,472,737
	4,592,000	Greif, Inc., 6.5%, 3/1/27 (144A)	4,833,080
	1,805,000	Intertape Polymer Group, Inc., 4.375%, 6/15/29 (144A)	1,844,791
		Total Packaging & Containers	$12,150,608
		Pharmaceuticals - 2.4%
	2,087,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$2,256,370
	1,259,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)	1,263,029
	1,800,000	Jazz Securities, DAC, 4.375%, 1/15/29 (144A)	1,874,250
	1,700,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	1,776,500
	2,749,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	2,803,980
	5,598,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	5,533,623
		Total Pharmaceuticals	$15,507,752
		Pipelines - 5.0%
	4,634,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.5%, 6/15/31 (144A)	$4,807,775
	3,400,000	DCP Midstream Operating LP, 5.6%, 4/1/44	3,897,811
	2,800,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	2,849,000
	1,215,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,263,138
	3,520,000(b)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	3,638,800
	68,000	EnLink Midstream LLC, 5.375%, 6/1/29	70,733
	1,375,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	1,419,962
	685,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	633,625
	2,473,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	2,411,175
	1,295,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.0%, 1/15/27	1,330,612
	Principal Amount USD ($)		Value
		Pipelines - (continued)
	4,126,000	Harvest Midstream I LP, 7.5%, 9/1/28 (144A)	$4,411,849
	1,886,000	Northriver Midstream Finance LP, 5.625%, 2/15/26 (144A)	1,944,938
	2,200,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	2,131,250
	585,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	598,163
	875,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31 (144A)	905,625
		Total Pipelines	$32,314,456
		REITs - 3.0%
	2,725,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	$2,761,460
	4,723,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	4,894,209
	1,780,000	iStar, Inc., 4.25%, 8/1/25	1,845,522
	3,190,000	iStar, Inc., 4.75%, 10/1/24	3,381,400
	2,453,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	2,640,655
	1,560,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	1,661,400
	2,090,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.5%, 2/15/29 (144A)	2,118,340
		Total REITs	$19,302,986
		Retail - 3.9%
	2,660,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$2,633,400
	835,000	Ambience Merger Sub, Inc., 7.125%, 7/15/29 (144A)	845,437
	1,409,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28	1,460,076
	1,845,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	1,840,387
	650,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/29 (144A)	667,875
	275,000	GYP Holdings III Corp., 4.625%, 5/1/29 (144A)	277,750
	865,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	887,706
	905,000	L Brands, Inc., 6.625%, 10/1/30 (144A)	1,040,750
	2,220,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	2,271,793
	1,165,000	Lithia Motors, Inc., 3.875%, 6/1/29 (144A)	1,226,768
	995,000	Macy’s Retail Holdings LLC, 5.875%, 4/1/29 (144A)	1,049,576
	1,710,000	Murphy Oil USA, Inc., 3.75%, 2/15/31 (144A)	1,705,725
	1,461,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	1,546,790
	1,995,000	QVC, Inc., 4.375%, 9/1/28	2,048,586
	1,195,000	QVC, Inc., 4.75%, 2/15/27	1,281,040
	675,000	SRS Distribution, Inc., 4.625%, 7/1/28 (144A)	688,500
	450,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	459,968
	2,609,000	Staples, Inc., 7.5%, 4/15/26 (144A)	2,648,135
	1,015,000	Victoria’s Secret & Co., 4.625%, 7/15/29 (144A)	1,016,380
		Total Retail	$25,596,642
		Semiconductors - 0.4%
	2,345,000	Entegris, Inc., 3.625%, 5/1/29 (144A)	$2,403,625
		Total Semiconductors	$2,403,625
		Telecommunications - 4.2%
	4,507,000	Altice France Holding SA, 6.0%, 2/15/28 (144A)	$4,445,028
	465,000	Altice France SA, 5.125%, 1/15/29 (144A)	468,487
	2,180,000	Altice France SA, 5.125%, 7/15/29 (144A)	2,196,154
	1,510,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	1,527,818
	1,081,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	1,144,509
	40,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	39,200
	3,168,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	3,289,968
	2,492,000	LogMeIn, Inc., 5.5%, 9/1/27 (144A)	2,583,332
	800,000	Lumen Technologies, Inc., 4.0%, 2/15/27 (144A)	822,000
	3,270,000	Lumen Technologies, Inc., 4.5%, 1/15/29 (144A)	3,210,486
	2,120,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	2,067,000
	2,405,000	T-Mobile USA, Inc., 3.5%, 4/15/31 (144A)	2,522,381
	2,685,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	2,738,700
		Total Telecommunications	$27,055,063
		Transportation - 2.0%
	2,387,000	Danaos Corp., 8.5%, 3/1/28 (144A)	$2,571,992
	1,250,000	Seaspan Corp., 5.5%, 8/1/29 (144A)	1,246,513
	2,600,000	Seaspan Corp., 6.5%, 4/29/26 (144A)	2,788,500
	2,200,000	Watco Cos., LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)	2,352,152
	3,590,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	4,042,663
		Total Transportation	$13,001,820
		Trucking & Leasing - 0.2%
	1,205,000	Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$1,373,700
		Total Trucking & Leasing	$1,373,700
		TOTAL CORPORATE BONDS
		(Cost $534,175,284)	$555,764,007
		INSURANCE-LINKED SECURITIES - 0.4% of Net Assets#
		Event Linked Bonds - 0.0%†
		Multiperil - U.S. - 0.0%†
	750,000+(g)	Caelus Re V, 0.543% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	$66
	450,000(g)	Caelus Re V, 2.543% (3 Month U.S. Treasury Bill + 250 bps), 6/9/25 (144A)	45
			$111
		Total Event Linked Bonds	$111
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 0.2%
		Multiperil - U.S. - 0.0%†
	250,000+(h)	Dingle Re 2019, 2/1/22	$5,132
		Multiperil - Worldwide - 0.1%
	1,000,000+(a)(h)	Cypress Re 2017, 1/31/22	$100
	555,123+(a)(h)	Dartmouth Re 2018, 1/31/22	117,187
	39,000+(h)	Limestone Re, 3/1/23 (144A)	23,158
	24,000+(h)	Limestone Re 2016-1, 8/31/22	1,350
	24,000+(h)	Limestone Re 2016-1, 8/31/22	1,350
	333,342+(a)(h)	Oyster Bay Re 2018, 1/31/22	302,541
	800,000+(a)(h)	Resilience Re, 10/6/21	–
	340,299+(a)(h)	Seminole Re 2018, 1/31/22	8,408
	442,599+(a)(h)	Walton Health Re 2018, 6/15/22	139,031
			$593,125
		Windstorm - Florida - 0.1%
	400,000+(a)(h)	Formby Re 2018, 2/28/22	$55,677
	750,000+(a)(h)	Portrush Re 2017, 6/15/22	478,575
			$534,252
		Windstorm - U.S. Regional - 0.0%†
	500,000+(a)(h)	Oakmont Re 2017, 4/30/22	$14,700
		Total Collateralized Reinsurance	$1,147,209
		Reinsurance Sidecars - 0.2%
		Multiperil - U.S. - 0.0%†
	1,500,000+(a)(h)	Carnoustie Re 2017, 11/30/21	$197,700
	1,400,000+(a)(i)	Harambee Re 2018, 12/31/21	3,780
	973,488+(i)	Harambee Re 2019, 12/31/22	4,965
			$206,445
		Multiperil - Worldwide - 0.2%
	8,504+(i)	Alturas Re 2019-2, 3/10/22	$11,677
	1,000,000+(a)(h)	Bantry Re 2016, 3/31/22	80,600
	500,000+(a)(h)	Bantry Re 2017, 3/31/22	29,220
	400,000+(a)(h)	Bantry Re 2018, 12/31/21	4,560
	400,000+(a)(h)	Bantry Re 2019, 12/31/22	13,585
	2,152,482+(a)(h)	Berwick Re 2018-1, 12/31/21	206,815
	1,067,182+(a)(h)	Berwick Re 2019-1, 12/31/22	127,528
	37,500+(h)	Eden Re II, 3/22/22 (144A)	11,793
	15,000+(h)	Eden Re II, 3/22/22 (144A)	4,460
	7,850+(h)	Eden Re II, 3/22/23 (144A)	41,368
	400,000+(a)(h)	Gleneagles Re 2018, 12/31/21	47,320
	800,000+(a)(i)	Lorenz Re 2018, 7/1/22	4,080
	411,569+(a)(i)	Lorenz Re 2019, 6/30/22	45,149
	900,000+(a)(h)	Merion Re 2018-2, 12/31/21	148,950
	2,000,000+(h)	Pangaea Re 2016-2, 11/30/21	3,567
	500,000+(a)(h)	Pangaea Re 2018-1, 12/31/21	10,527
	500,000+(a)(h)	Pangaea Re 2018-3, 7/1/22	10,372
	409,624+(a)(h)	Pangaea Re 2019-1, 2/1/23	8,536
	367,657+(a)(h)	Pangaea Re 2019-3, 7/1/23	13,225
	868,992+(a)(h)	St. Andrews Re 2017-4, 6/1/22	85,509
	250,000+(a)(i)	Thopas Re 2018, 12/31/21	1,250
	600,000+(a)(i)	Thopas Re 2019, 12/31/22	27,060
	450,000+(a)(h)	Versutus Re 2018, 12/31/21	–
	397,146+(h)	Versutus Re 2019-A, 12/31/21	10,167
	52,853+(h)	Versutus Re 2019-B, 12/31/21	1,290
	300,000+(a)(i)	Viribus Re 2018, 12/31/21	–
	127,384+(a)(i)	Viribus Re 2019, 12/31/22	5,325
	405,831+(a)(h)	Woburn Re 2018, 12/31/21	29,707
	419,863+(a)(h)	Woburn Re 2019, 12/31/22	118,149
			$1,101,789
		Total Reinsurance Sidecars	$1,308,234
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $4,587,847)	$2,455,554
	Principal Amount USD ($)
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.2% of Net Assets*(g)
		Aerospace & Defense - 0.4%
	2,010,000	Grupo Aeromexico, SAB de CV, DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/31/21	$2,025,075
	555,269	Grupo Aeromexico, SAB de CV, DIP Tranche 2 Term Loan, 15.5% (LIBOR + 1,450 bps), 12/31/21	569,845
		Total Aerospace & Defense	$2,594,920
		Diversified & Conglomerate Service - 0.5%
	1,407,668	First Brands Group LLC, 2021 First Lien Term Loan, 6.0% (LIBOR + 500 bps), 3/30/27	$1,426,437
	Principal Amount USD ($)		Value
		Diversified & Conglomerate Service - (continued)
	1,898,262	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	$1,839,733
		Total Diversified & Conglomerate Service	$3,266,170
		Entertainment & Leisure - 0.4%
	2,591,266	Enterprise Development Authority, Term B Loan, 5.0% (LIBOR + 425 bps), 2/28/28	$2,604,223
		Total Entertainment & Leisure	$2,604,223
		Healthcare, Education & Childcare - 0.2%
	756,691	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$757,637
	418,950	Surgery Center Holdings, Inc., 2021 New Term Loan, 4.5% (LIBOR + 375 bps), 8/31/26	419,436
		Total Healthcare, Education & Childcare	$1,177,073
		Hotel, Gaming & Leisure - 0.0%†
	256,914	Spectacle Gary Holdings LLC, Delayed Draw Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$280,036
		Total Hotel, Gaming & Leisure	$280,036
		Securities & Trusts - 0.6%
	3,538,286	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$3,856,732
		Total Securities & Trusts	$3,856,732
		Utilities - 0.1%
	866,250	PG & E Corp., Term Loan, 3.5% (LIBOR + 300 bps), 6/23/25	$845,315
		Total Utilities	$845,315
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $13,878,177)	$14,624,469
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 1.4% of Net Assets
	9,000,000(g)	U.S. Treasury Floating Rate Notes, 0.35% (3 Month U.S. Treasury Bill Money Market Yield + 30 bps), 10/31/21	$9,006,728
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $9,002,549)	$9,006,728
	Shares
		RIGHTS/WARRANTS - 0.1% of Net Assets
		Health Care Providers & Services - 0.0%†
	2,136^(a)(j)	Option Care Health, Inc., 6/30/25	$3,952
	2,136^(a)(k)	Option Care Health, Inc., 6/30/25	3,161
		Total Health Care Providers & Services	$7,113
		Oil, Gas & Consumable Fuels - 0.0%†
	921(a)(l)	Alpha Metallurgical Resources, Inc.	$4,034
	4,728,525(m)	ANR, Inc., 3/31/23	21,278
		Total Oil, Gas & Consumable Fuels	$25,312
		Real Estate Management & Development - 0.0%†
	21(n)	Fujian Thai Hot Investment Co., Ltd. 10/13/27	$9,450
		Total Real Estate Management & Development	$9,450
		Transportation - 0.1%
	17,624^(a)(o)	Syncreon Group, 10/01/24	$354,278
		Total Transportation	$354,278
		TOTAL RIGHTS/WARRANTS
		(Cost $598,117)	$396,153
	Principal Amount USD ($)
		TEMPORARY CASH INVESTMENTS - 2.0% of Net Assets
		REPURCHASE AGREEMENTS - 2.0%
	3,750,000	$3,750,000 RBC Capital Markets LLC, 0.05%, dated 7/30/21 plus accrued interest on 8/2/21 collateralized by $3,825,016 Government National Mortgage Association, 4.0%, 1/20/45.	$3,750,000
	3,000,000	$3,000,000 ScotiaBank, 0.05%, dated 7/30/21 plus accrued interest on 8/2/21 collateralized by $3,060,031 U.S. Treasury Notes, 0.6%, 1/15/24.	3,000,000
	3,000,000	$3,000,000 TD Securities USA LLC, 0.05%, dated 7/30/21 plus accrued interest on 8/2/21 collateralized by $3,060,064 U.S. Treasury Notes, 2.0%, 11/15/26.	3,000,000
	3,000,000	$3,000,000 TD Securities USA LLC, 0.06%, dated 7/30/21 plus accrued interest on 8/2/21 collateralized by $3,060,064 U.S. Treasury Notes, 2.0%, 11/15/26.	3,000,000
			$12,750,000
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $12,750,000)	$12,750,000
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.0%
		(Cost $608,288,234)	$629,157,977
		OTHER ASSETS AND LIABILITIES - 3.0%	$19,743,525
		NET ASSETS - 100.0%	$648,901,502

bps	Basis Points.
CMT	Constant Maturity Rate Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2021, the value of these securities amounted to $473,301,199, or 72.9% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2021.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at July 31, 2021.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2021.
(g)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2021.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	Option Care Health, Inc. warrants are exercisable into 2,136 shares.
(k)	Option Care Health, Inc. warrants are exercisable into 2,136 shares.
(l)	Alpha Metallurgical Resources, Inc. warrants are exercisable into 921 shares.
(m)	ANR, Inc., 3/31/23 warrants are exercisable into 4,728,525 shares.
(n)	Fujian Thai Hot Investment Co., Ltd. warrants are exercisable into 21 shares.
(o)	Syncreon Group warrants are exercisable into 17,624 shares.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$ 8,504	$ 11,677
Bantry Re 2016	2/6/2019	80,600	80,600
Bantry Re 2017	2/6/2019	29,232	29,220
Bantry Re 2018	2/6/2019	4,551	4,560
Bantry Re 2019	2/1/2019	–	13,585
Berwick Re 2018-1	1/10/2018	354,938	206,815
Berwick Re 2019-1	12/31/2018	127,519	127,528
Caelus Re V	4/27/2017	750,000	66
Caelus Re V	5/4/2018	450,000	45
Carnoustie Re 2017	1/5/2017	356,635	197,700
Cypress Re 2017	1/24/2017	3,361	100
Dartmouth Re 2018	1/18/2018	225,619	117,187
Dingle Re 2019	3/4/2019	–	5,132
Eden Re II	12/15/2017	896	4,460
Eden Re II	1/23/2018	867	11,793
Eden Re II	1/22/2019	921	41,368
Formby Re 2018	7/9/2018	44,131	55,677
Gleneagles Re 2018	12/27/2017	32,109	47,320
Harambee Re 2018	12/19/2017	70,571	3,780
Harambee Re 2019	4/24/2019	–	4,965
Limestone Re	6/20/2018	287	23,158
Limestone Re 2016-1	12/15/2016	1,980	1,350
Limestone Re 2016-1	12/15/2016	1,980	1,350
Lorenz Re 2018	6/26/2018	171,736	4,080
Lorenz Re 2019	7/10/2019	130,583	45,149
Merion Re 2018-2	12/28/2017	37,037	148,950
Oakmont Re 2017	5/10/2017	–	14,700
Oyster Bay Re 2018	1/17/2018	297,524	302,541
Pangaea Re 2016-2	5/31/2016	–	3,567
Pangaea Re 2018-1	1/11/2018	71,503	10,527
Pangaea Re 2018-3	5/31/2018	120,430	10,372
Pangaea Re 2019-1	1/9/2019	4,301	8,536
Pangaea Re 2019-3	7/25/2019	11,030	13,225
Portrush Re 2017	6/12/2017	575,239	478,575
Resilience Re	4/13/2017	2,614	–
Seminole Re 2018	1/2/2018	2,876	8,408
St. Andrews Re 2017-4	3/31/2017	–	85,509
Thopas Re 2018	12/12/2017	32,702	1,250
Thopas Re 2019	12/21/2018	22,734	27,060
Versutus Re 2018	1/31/2018	298	–
Versutus Re 2019-A	1/28/2019	–	10,167
Versutus Re 2019-B	12/24/2018	–	1,290
Viribus Re 2018	12/22/2017	23,670	–
Viribus Re 2019	3/25/2019	–	5,325
Walton Health Re 2018	6/25/2018	291,732	139,031
Woburn Re 2018	3/20/2018	143,520	29,707
Woburn Re 2019	1/30/2019	103,617	118,149
Total Restricted Securities			$2,455,554
% of Net assets			0.4%

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
48,580,000	Markit CDX North America High Yield Series 33	Receive	5.00%	6/20/26	$ 128,197	$ (4,879,051)	$ (4,750,854)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION					$ 128,197	$ (4,879,051)	$ (4,750,854)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
1,619,800	Markit CDX North America High Yield Series 32	Receive	5.00%	12/20/24	$ (3,825)	$ 160,477	$ 156,652
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION					$ (3,825)	$ 160,477	$ 156,652
TOTAL SWAP CONTRACTS					$ 124,372	$ (4,718,574)	$ (4,594,202)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy Equipment & Services	$1,611,639	$–	$928,656	$2,540,295
Oil, Gas & Consumable Fuels	76	–	209,012	209,088
Convertible Preferred Stock	2,361,028	–	–	2,361,028
Collateralized Mortgage Obligation	–	131,302	–	131,302
Convertible Corporate Bonds	–	28,919,353	–	28,919,353
Corporate Bonds	–	555,764,007	–	555,764,007
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - U.S.	–	45	66	111
Collateralized Reinsurance
Multiperil - U.S.	–	–	5,132	5,132
Multiperil - Worldwide	–	–	593,125	593,125
Windstorm - Florida	–	–	534,252	534,252
Windstorm - U.S. Regional	–	–	14,700	14,700
Reinsurance Sidecars
Multiperil - U.S.	–	–	206,445	206,445
Multiperil - Worldwide	–	–	1,101,789	1,101,789
Senior Secured Floating Rate Loan Interests	–	14,624,469	–	14,624,469
U.S. Government and Agency Obligation	–	9,006,728	–	9,006,728
Rights/Warrants
Health Care Providers & Services	–	–	7,113	7,113
Oil, Gas & Consumable Fuels	–	25,312	–	25,312
Real Estate Management & Development	–	9,450	–	9,450
Transportation	–	354,278	–	354,278
Repurchase Agreements	–	12,750,000	–	12,750,000
Total Investments in Securities	$3,972,743	$608,834,944	$3,600,290	$629,157,977
Other Financial Instruments
Swap contracts, at value	$–	$(4,594,202)	$–	$(4,594,202)
Total Other Financial Instruments	$–	$(4,594,202)	$–	$(4,594,202)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Insurance- Linked Securities	Rights/ Warrants		Total
Balance as of 10/31/20	$209,012	$4,360,427	$—	**	$4,569,439
Realized gain (loss)	--	(120,199)	--		(120,199)
Change in unrealized appreciation (depreciation)	51,186	(87,188)	3,931		(32,071)
Accrued discounts/premiums	--	--	--		--
Purchases	877,470	--	--		877,470
Sales	--	(1,697,531)	--		(1,697,531)
Transfers in to Level 3*	--	--	3,182		3,182
Transfers out of Level 3*	--	--	--		–
Balance as of 1/31/21	$1,137,668	$2,455,509	$7,113		$3,600,290

*
Transfers are calculated on the beginning of period values. During the nine months ended July 31, 2021, an investment valued at $3,182 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3.

**     Security valued at $0.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2021: $22,887.